Share-Based Compensation and Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Stock Option Activity

The following is a summary of stock option activity under the 2001 Plan as of and for the year ended December 31, 2013:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	324,150	$56.21
Granted	30,000	82.32
Exercised	(79,450)	34.65
Forfeited	(7,000)	65.31
Expired	—	—

Options outstanding at December 31, 2013	267,700	$65.30	2.65	$8,234

Options exercisable at December 31, 2013	50,784	$60.13	2.12	$1,824

Summary of Non-Vested (Restricted) Stock Activity

The following is a summary of non-vested (restricted) stock activity as of and for the year ended December 31, 2013:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested (restricted) stock outstanding at December 31, 2012	2,373,249	$38.75
Granted	124,043	80.21
Forfeited	(10,000)	68.36

Non-vested (restricted) stock outstanding at December 31, 2013	2,487,292	$40.70

Weighted-Average Assumptions Relating to Valuation of Our Stock Options

The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2013	2012	2011
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	0.82%	0.57%	1.12%
Expected volatility	24.56%	31.40%	32.59%
Expected dividend yield	2.20%	3.49%	3.48%
Grant date fair value	$13.33	$12.90	$12.31

Share-Based Compensation Expense

The following table provides information on share-based compensation expense:

Years Ended December 31,	2013	2012	2011
Stock options	$884	$846	$612
Non-vested (restricted) stock	9,083	7,093	6,051

Share-based compensation expense	$9,967	$7,939	$6,663